Property and equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Cost	$ 111	$ 113
Accumulated depreciation:	40	22
Depreciated cost	71	91
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Cost	50	54
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	20	19
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	39	38
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 2	$ 2